Lease	6 Months Ended
Mar. 31, 2026
Lease
Lease
10.	Lease

The balances for the operating leases where the Group is the lessee are presented as follows:

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Operating lease right-of-use assets	$89	$40

Lease liabilities – current	301	50
Lease liabilities – non-current	36	12
Total operating lease liabilities	$337	$62

The components of operating lease expense were as follows:

	For the six months ended March 31,
	2025	2026
	(unaudited)	(unaudited)
Operating lease expense	$121	$26
Short-term lease expense	13	-
Total lease expense	$134	$26

Short-term leases included office leases with a term of 12 months or less.

AUTOZI INTERNET TECHNOLOGY (GLOBAL) LTD.

NOTES TO THE unaudited INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE SIX MONTHS ENDED MARCH 31, 2025 AND 2026

(In U.S. dollars in thousands, except share and per share data

Both operating lease expense and short-term lease expense were recognized in general and administrative expenses and selling expenses.

Remaining lease term and discount rate:

	As of September 30,	As of March 31,
	2025	2026
		(unaudited)
Weighted average remaining lease term (years)	1.83	1.33
Weighted average discount rate	3.50%	3.50%

The following was a schedule of future minimum payments under the Company’s operating leases as of March 31, 2026:

For the fiscal years ended September 30,	Amount
Remainder of 2026	$51
2027	13
Thereafter	-
Total lease payments	64
Less: imputed interest	(2)
Present value of lease liabilities	$62

Cash paid for operating leases for the six months ended March 31, 2025 and 2026 were US$198 and US$26, respectively.